Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.40%
Risk-free interest	1.60%
Expected life (in years)	3 years 5 months 5 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.90%
Risk-free interest	2.10%
Expected life (in years)	4 years 9 months 3 days